Property and Equipment	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
Disclosure of Property and Equipment [text block]	21 – Property and Equipment in € m. Owner occupied properties Furniture and equipment Leasehold improvements Construction-in-progress Property and equipment owned (IAS 16) Right-of-use for leased assets (IFRS 16) Total Cost of acquisition: Balance as of January 1, 2023 503 2,434 3,523 216 6,676 6,187 12,863 Changes in the group of consolidated companies 0 (8) 7 0 (1) 34 34 Additions 0 84 40 297 422 263 685 Transfers 0 23 193 (50) 167 251 419 Reclassifications (to)/from “held for sale” (22) 0 0 0 (22) 0 (22) Disposals 41 113 643 0 798 152 950 Exchange rate changes 1 (27) (43) (2) (71) (77) (148) Balance as of December 31, 2023 441 2,393 3,078 461 6,374 6,507 12,881 Changes in the group of consolidated companies 0 (1) (0) 0 (1) (0) (1) Additions 1 128 107 293 528 145 673 Transfers 106 77 334 (394) 122 237 360 Reclassifications (to)/from “held for sale” 0 0 0 0 0 0 0 Disposals 0 199 281 1 482 156 638 Exchange rate changes (1) 33 59 1 93 115 208 Balance as of December 31, 2024 547 2,431 3,298 360 6,636 6,848 13,484 Accumulated depreciation and impairment: Balance as of January 1, 2023 286 2,022 2,304 1 4,613 2,147 6,760 Changes in the group of consolidated companies 0 (10) (0) 0 (11) (0) (11) Depreciation 9 127 199 0 335 543 878 Impairment losses 7 8 5 0 21 23 43 Reversals of impairment losses 0 0 0 0 0 8 8 Transfers (0) 17 54 0 71 (41) 29 Reclassifications (to)/from “held for sale” (19) 0 0 0 (19) 0 (19) Disposals 20 108 638 0 766 141 907 Exchange rate changes 0 (22) (25) (0) (46) (24) (70) Balance as of December 31, 2023 264 2,033 1,900 1 4,198 2,498 6,696 Changes in the group of consolidated companies 0 (1) (0) 0 (1) 0 (1) Depreciation 5 126 266 0 397 548 945 Impairment losses 14 1 19 0 34 34 67 Reversals of impairment losses 0 0 0 0 0 2 2 Transfers 104 20 1 1 126 (0) 126 Reclassifications (to)/from “held for sale” 0 0 0 0 0 0 0 Disposals 0 196 278 1 475 153 628 Exchange rate changes (0) 29 29 0 57 30 87 Balance as of December 31, 2024 386 2,014 1,936 1 4,337 2,954 7,291 Carrying amount: Balance as of December 31, 2023 177 360 1,179 460 2,176 4,009 6,185 Balance as of December 31, 2024 161 417 1,361 360 2,299 3,894 6,193 Depreciation expenses, impairment losses and reversal of impairment losses on property and equipment are recorded within general and administrative expenses for the income statement. The carrying value of items of property and equipment on which there is a restriction on sale was € 1 million and € 24 million as of December 31, 2024 and December 31, 2023, respectively. Commitments for the acquisition of property and equipment were € 24 million at year-end 2024 and € 96 million at year-end 2023. The Group leases many assets including land and buildings, vehicles and IT equipment for which it records right-of-use assets. During 2024, additions to right-of-use assets amounted to € 145 million and largely reflected new real estate leases. Depreciation charges of € 548 million recognized in 2024 mainly resulted from planned consumption of right-of-use assets for property leases over their contractual terms. The carrying amount of right-of-use assets of € 3.9 billion included in Total Property and equipment as of December 31, 2024 predominantly represented leased properties of € 3.9 billion and vehicle leases of € 19 million. For more information on the Group´s leased properties and related disclosures required under IFRS 16, please refer to Note 22 “Leases”.